Income taxes - Disclosure of Tax Attributes to be Deferred (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 100,626	$ 104,070
Canada | Federal
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	65,562
Canada | Federal | Expiration Year 2028
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,880
Canada | Federal | Expiration Year 2029
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,791
Canada | Federal | Expiration Year 2030
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,104
Canada | Federal | Expiration Year 2031
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,753
Canada | Federal | Expiration Year 2032
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada | Federal | Expiration Year 2033
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada | Federal | Expiration Year 2034
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada | Federal | Expiration Year 2035
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,418
Canada | Federal | Expiration Year 2036
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada | Federal | Expiration Year 2037
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
Canada | Federal | Expiration Year 2038
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,557
Canada | Provincial
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	64,161
Canada | Provincial | Expiration Year 2028
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	6,494
Canada | Provincial | Expiration Year 2029
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,773
Canada | Provincial | Expiration Year 2030
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,089
Canada | Provincial | Expiration Year 2031
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	1,737
Canada | Provincial | Expiration Year 2032
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,250
Canada | Provincial | Expiration Year 2033
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	3,721
Canada | Provincial | Expiration Year 2034
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	4,153
Canada | Provincial | Expiration Year 2035
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,452
Canada | Provincial | Expiration Year 2036
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	10,592
Canada | Provincial | Expiration Year 2037
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	7,343
Canada | Provincial | Expiration Year 2038
Disclosure of geographical areas [line items]
Tax attributes to be deferred for which no deferred tax asset was recognized	$ 6,557